New accounting pronouncements	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles
New Accounting Pronouncements

Note 3 – New accounting pronouncements

Recently Issued Accounting Standards Updates

FASB Accounting Standards Update (“ASU”) 2017-05, Other Income– Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets

The FASB issued ASU 2017-05 in February 2017, which, among other things, clarifies the scope of the derecognition of nonfinancial assets, the definition of in substance financial assets, and impacts the accounting for partial sales of nonfinancial assets by requiring full gain recognition upon the sale.

The amendments of these Updates are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017.

The Corporation is currently evaluating the impact that the adoption of this guidance will have on its consolidated statements of financial condition and results of operations.

FASB Accounting Standards Update (“ASU”) 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment

The FASB issued ASU 2017-04 in January 2017, which simplifies the accounting for goodwill impairment by removing Step 2 of the two-step goodwill impairment test under the current guidance. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will be required to disclose the amount of goodwill at reporting units with zero or negative carrying amounts.

The amendments of this Update, which should be applied on a prospective basis, are effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Corporation performs a goodwill impairment test at least on an annual basis. For the annual test as of July 31, 2016, BPNA failed Step 1, since its carrying amount exceeded its fair value. However, no impairment charge was recorded since BPNA passed Step 2 of the impairment test. Refer to additional information on Note 19. Upon adoption of this standard, if the carrying amount of any of the reporting units exceeds its fair value, the Corporation would be required to record an impairment charge for the difference up to the amount of the goodwill.

FASB Accounting Standards Update (“ASU”) 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments- Equity Method and Joint Ventures (Topic 323): Amendments to SEC Paragraphs Pursuant to Staff Announcements at the September 22, 2016 and November 17, 2016 EITF Meetings (SEC Update)

The FASB issued ASU 2017-03 in January 2017, which incorporates into the Accounting Standards Codification recent SEC guidance about certain investments in qualified affordable housing and disclosing under SEC SAB Topic 11.M the effect on financial statements of adopting the revenue, leases and credit losses standards.

The Corporation has considered the guidance in this Update related to the disclosure on the effect on financial statements of adopting the revenue, leases and credit losses standards in the preparation of the consolidated financial statements for the year ended December 31, 2016.

FASB Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business

The FASB issued ASU 2017-01 in January 2017, which revises the definition of a business by providing an initial screen to determine when an integrated set of assets and activities (“set”) is not a business. Also, the amendments, among other things, specify the minimum inputs and processes required for a set to meet the definition of a business when the initial screen is not met and narrow the definition of the term output so that the term is consistent with Topic 606.

The amendments of this Update, which should be applied on a prospective basis, are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted.

The Corporation will consider this guidance in any business combinations completed after the effective date.

FASB Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash

The FASB issued ASU 2016-18 in November 2016, which require entities to present the changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The new guidance also requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet if restricted cash and restricted cash equivalents are presented in a different line item in the balance sheet.

The amendments of this Update, which should be applied using a retrospective transition method to each period presented, are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted.

The adoption of this standard will change the presentation in the consolidated statements of cash flows.

FASB Accounting Standards Update (“ASU”) 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control

The FASB issued ASU 2016-17 in October 2016, which changes how a reporting entity that is a single decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted, including adoption in an interim period.

Currently, the Corporation does not have indirect interests held through related parties that are under common control. The Corporation will continue to evaluate transactions as they arise in the future that may be impacted by this guidance.

FASB Accounting Standards Update (“ASU”) 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory

The FASB issued ASU 2016-16 in October 2016, which eliminates the exception for all intra-entity sales of assets other than inventory that requires deferral of the tax effects until the transferred asset is sold to a third party or otherwise recovered through use. The new guidance requires a reporting entity to recognize the tax expense from the sale of the asset in the seller’s tax jurisdiction when the transfer occurs, even though the pre-tax effects of that transaction are eliminated in consolidation. Any deferred tax asset that arises in the buyer’s jurisdiction would also be recognized at the time of the transfer.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted, but the guidance can only be adopted in the first interim period of a fiscal year. The modified retrospective approach will be required for transition to the new guidance, with a cumulative-effect adjustment recorded in retained earnings as of the beginning of the period of adoption.

The Corporation is currently evaluating the impact that the adoption of this guidance will have on its consolidated statements of financial condition, results of operations, and presentation and disclosures.

FASB Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments

The FASB issued ASU 2016-15 in August 2016, which addresses specific cash flow issues with the objective of reducing existing diversity in practice, which may lead to a difference in the classification of transactions between operating, financing or investing activities. Among other things, the guidance provides an accounting policy election for classifying distributions received from equity method investees and clarifies the application of the predominance principle.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted. Entities will be required to apply the guidance retrospectively to all periods presented, unless it is impracticable to do so.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of cash flows.

FASB Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

The FASB issued ASU 2016-13 in June 2016, which replaces the incurred loss model with a current expected credit loss (“CECL”) model. The CECL model applies to financial assets subject to credit losses and measured at amortized cost and certain off-balance sheet exposures. Under current U.S. GAAP, an entity reflects credit losses on financial assets measured on an amortized cost basis only when losses are probable and have been incurred, generally considering only past events and current conditions in making these determinations. ASU 2016-13 prospectively replaces this approach with a forward-looking methodology that reflects the expected credit losses over the lives of financial assets, starting when such assets are first acquired. Under the revised methodology, credit losses will be measured based on past events, current conditions and reasonable and supportable forecasts that affect the collectability of financial assets. ASU 2016-13 also revises the approach to recognizing credit losses for available-for-sale securities by replacing the direct write-down approach with the allowance approach and limiting the allowance to the amount at which the security’s fair value is less than the amortized cost. In addition, ASU 2016-13 provides that the initial allowance for credit losses on purchased credit impaired financial assets will be recorded as an increase to the purchase price, with subsequent changes to the allowance recorded as a credit loss expense.

ASU 2016-13 also expands disclosure requirements regarding an entity’s assumptions, models and methods for estimating the allowance for credit losses.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted as of January 1, 2019.

The Corporation is currently evaluating the impact that the adoption of this guidance will have on its consolidated statements of financial condition, results of operations, and presentation and disclosures.  The Corporation expects an increase in its allowance for loan and lease losses due to the consideration of lifetime credit losses as part of the calculation.

FASB Accounting Standards Update (“ASU”) 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting

The FASB issued ASU 2016-09 in March 2016 which simplifies multiple aspects of the accounting for share-based payment transactions, including the recognition of excess tax benefits and deficiencies as an income tax benefit or expense in the income statement and classification in the statement of cash flows as an operating activity, allowing entities to elect as an accounting policy to account for forfeitures when they occur, permitting entities to withhold up to the maximum individual statutory rate without classifying the awards as a liability, and requiring that the cash paid to satisfy the statutory income tax withholding obligation be classified as a financing activity.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition, results of operations, cash flows or presentation and disclosures.

FASB Accounting Standards Update (“ASU”) 2016-07, Investments – Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting

The FASB issued ASU 2016-07 in March 2016, which eliminates the requirement to retroactively adopt the equity method of accounting. Therefore, as of the date the investment becomes qualified for equity method accounting, an entity should add the cost of acquiring the additional interest in the investee to the current basis of its previously held interest. For available-for-sale securities, an entity should recognize through earnings the unrealized holding gains/losses in accumulated other comprehensive income/loss as of that date.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update (“ASU”) 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments

The FASB issued ASU 2016-06 in March 2016, which clarifies that in assessing whether an embedded contingent put or call option is not clearly and closely related to the debt instrument, which is part of the assessment made to determine whether an embedded derivative must be bifurcated from the host contract, an entity is required to perform only the four step decision sequence. The four-step decision sequence requires an entity to consider whether (1) the payoff is adjusted based on changes in an index, (2) the payoff is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable. It does not have to separately assess whether the event that triggers its ability to exercise the contingent option itself is indexed only to interest rates and credit risk.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update (“ASU”) 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships

The FASB issued ASU 2016-05 in March 2016, which clarifies that a novation, or a change in the counterparty to the derivative instrument that has been designated as a hedging instrument under Topic 815 does not, in and of itself, require de-designation of that hedging relationship, and therefore discontinuance of the application of hedge accounting, provided that all other hedge accounting criteria continue to be met.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842)

The FASB issued ASU 2016-02 in February 2016, which supersedes ASC Topic 840 and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessors and lessees. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset (“ROU”) and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted.

The ASU is expected to impact the Corporation’s consolidated financial statements since the Corporation has operating and land lease arrangements for which it is the lessee. Although the Corporation is still evaluating the impact that the adoption of this accounting pronouncement will have on its consolidated financial statements, preliminarily it expects that the amounts to be recognized as ROU assets and lease liabilities will be less than 1% of its total assets and will not have a material impact on its regulatory capital.

FASB Accounting Standards Updates (“ASUs”), Revenue from Contracts with Customers (Topic 606)

The FASB has issued a series of ASUs which, among other things, clarify the principles for recognizing revenue and develop a common revenue standard. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services, that is, the satisfaction of performance obligations, to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. A five step process is defined to achieve this core principle. The new guidance also requires disclosures to enable users of financial statements to understand the nature, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The amendments of these Updates are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017.

The Corporation expects to elect the modified retrospective approach with the cumulative effect of initially adopting these Updates recognized in opening retained earnings at the date of adoption.

The Corporation’s main sources of revenues are related to financial instruments and are scoped out of the ASUs. The Corporation is evaluating the impact on fees and other non-interest revenues and does not expect the recognition of these to be significantly impacted by the adoption of these ASUs in light of the timing of when the performance obligations are fulfilled and the related revenues are currently being recognized. The Corporation does not expect the new revenue recognition provisions to have a material impact on its consolidated financial statements.

FASB Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and

Measurement of Financial Assets and Financial Liabilities

The FASB issued ASU 2016-01 in January 2016, which primarily affects the accounting for equity investments and financial liabilities under the fair value option as follows: require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; simplify the impairment assessment of equity investments without readily determinable fair values; require changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income for financial liabilities under the fair value option; and clarify that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with the entity’s other deferred tax assets. In addition, the ASU also impacts the presentation and disclosure requirements of financial instruments.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption can only be elected for the provision to record credit-related fair value changes for financial liabilities under the fair value option through other comprehensive income for those financial statements of fiscal years and interim periods that have not yet been issued.

Currently, the Corporation does not have any financial liabilities under the fair value option. In addition, the Corporation does not expect to be significantly impacted by the changes in the accounting for equity investments under the revised guidance.